35. Management remuneration	12 Months Ended
Dec. 31, 2018
Management Remuneration
Management remuneration

Key Management personnel includes the statutory officers and the Board of Directors. The compensation of key Management personnel for services rendered is shown below:

	2018	2017

Salaries and other short-term benefits	28,020	21,757
Share-based payments	7,883	6,791
	35,904	28,548